January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Disciplined Volatility Equity Active ETF | BDVL | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.1%
Macquarie Group Ltd.	9,363	$ 1,374,111
Belgium — 0.0%
UCB SA	1,647	501,883
Brazil — 0.7%
MercadoLibre, Inc.(a)	2,050	4,402,969
StoneCo Ltd., Class A(a)	111,020	1,791,863
Vale SA, ADR	238,526	3,833,113
		10,027,945
Canada — 0.4%
Kinross Gold Corp.	32,148	1,012,379
Waste Connections, Inc.	21,851	3,662,228
WSP Global, Inc.	6,500	1,256,560
Xenon Pharmaceuticals, Inc.(a)	40	1,640
		5,932,807
China — 7.1%
AAC Technologies Holdings, Inc.	290,000	1,376,639
Accelink Technologies Co. Ltd., Class A	78,400	812,797
Airtac International Group	118,000	4,270,491
Alibaba Group Holding Ltd., ADR	6,640	1,125,878
ANTA Sports Products Ltd.	325,200	3,248,725
Bank of China Ltd., Class H	8,813,000	5,262,976
Bilibili, Inc., ADR(a)(b)	18,824	640,769
BOC Hong Kong Holdings Ltd.	119,500	629,285
Bosideng International Holdings Ltd.	992,000	605,414
Cambricon Technologies Corp. Ltd., Class A(a)	3,923	708,719
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	28,400	562,950
China Galaxy Securities Co. Ltd., Class H	1,929,500	2,594,592
China Hongqiao Group Ltd.	528,000	2,414,898
China Overseas Land & Investment Ltd.	1,533,500	2,748,360
CITIC Ltd.	621,000	992,470
Contemporary Amperex Technology Co. Ltd., Class H	35,200	2,196,392
Geely Automobile Holdings Ltd.	2,294,000	4,722,182
GF Securities Co. Ltd., Class A	482,400	1,556,989
Great Wall Motor Co. Ltd., Class A	891,533	2,649,304
Huaxia Bank Co. Ltd., Class A	1,774,400	1,616,208
Industrial & Commercial Bank of China Ltd., Class H	2,931,000	2,431,254
JD.com, Inc., Class A	433,700	6,184,836
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	145,200	1,212,360
Kingsoft Corp. Ltd.	441,000	1,691,871
Lenovo Group Ltd.	2,054,000	2,314,269
MINISO Group Holding Ltd.	259,200	1,203,626
NARI Technology Co. Ltd., Class A	259,800	938,096
PetroChina Co. Ltd., Class H	4,588,000	5,450,355
PICC Property & Casualty Co. Ltd., Class H	1,170,000	2,422,129
Pop Mart International Group Ltd.(c)	75,000	2,143,991
SAIC Motor Corp. Ltd., Class A	2,126,950	4,317,035
Shanjin International Gold Co. Ltd., Class A	301,200	1,449,230
Shenzhou International Group Holdings Ltd.	226,400	1,800,640
Sinotruk Hong Kong Ltd.	166,000	762,302
Sunny Optical Technology Group Co. Ltd.	78,500	629,065
Sunwoda Electronic Co. Ltd., Class A	966,684	3,254,869
Tencent Holdings Ltd.	38,900	2,989,924
Tingyi Cayman Islands Holding Corp.	2,644,000	4,007,326
Tongcheng Travel Holdings Ltd.	379,200	1,127,930
Trip.com Group Ltd.	27,650	1,697,036
Weichai Power Co. Ltd., Class H	1,164,000	3,945,527
Wuxi Biologics Cayman, Inc.(a)(c)	267,000	1,263,537
Security	Shares	Value
China (continued)
XCMG Construction Machinery Co. Ltd., Class A	1,475,093	$ 2,275,784
Yangzijiang Shipbuilding Holdings Ltd.	1,842,800	4,839,767
Yum China Holdings, Inc.	80,176	3,986,559
Yutong Bus Co. Ltd., Class A	179,400	796,411
		105,871,767
Denmark — 0.1%
Ascendis Pharma A/S, ADR(a)	4,158	940,124
Finland — 0.1%
Kone OYJ, Class B	25,166	1,808,551
France — 1.2%
Airbus SE	38,181	8,741,530
Safran SA	8,437	3,014,465
Sanofi SA	3,433	323,813
Thales SA	20,807	6,369,556
		18,449,364
Germany — 0.5%
Allianz SE, Registered Shares	2,702	1,189,749
Deutsche Telekom AG, Registered Shares	42,596	1,429,448
Siemens Energy AG(a)	31,549	5,375,319
		7,994,516
Hong Kong — 0.7%
HKT Trust & HKT Ltd., Class SS	3,032,000	4,543,816
Techtronic Industries Co. Ltd.	217,500	2,969,201
WH Group Ltd.(c)	2,368,500	2,795,056
		10,308,073
Ireland — 0.1%
AerCap Holdings NV	6,825	980,480
Israel — 0.4%
Teva Pharmaceutical Industries Ltd., ADR(a)	164,296	5,599,208
Italy — 0.1%
Prysmian SpA	3,996	473,299
Wizz Air Holdings PLC(a)(c)	29,814	578,254
		1,051,553
Japan — 10.1%
Advantest Corp.	47,300	7,822,780
Asahi Kasei Corp.	174,300	1,690,886
Astellas Pharma, Inc.	438,900	6,105,049
Bridgestone Corp.	154,800	3,485,207
Canon, Inc.	300,800	9,156,014
Chubu Electric Power Co., Inc.	78,200	1,136,137
Dai-ichi Life Holdings, Inc.	285,100	2,507,210
Daiichi Sankyo Co. Ltd.	167,000	3,059,376
Daiwa Securities Group, Inc.	612,000	5,963,562
ENEOS Holdings, Inc.	1,375,700	11,627,296
FUJIFILM Holdings Corp.	213,100	4,256,728
Idemitsu Kosan Co. Ltd.	741,700	6,293,517
Japan Exchange Group, Inc.	449,200	4,901,768
Japan Post Insurance Co. Ltd.	133,300	4,128,575
Japan Tobacco, Inc.	135,300	4,889,967
JX Advanced Metals Corp.	82,300	1,331,726
Kajima Corp.	38,400	1,566,557
KDDI Corp.	811,000	13,692,905
Keyence Corp.	10,600	3,888,720
Kioxia Holdings Corp.(a)	3,900	533,466
Kyocera Corp.	44,600	669,125
LY Corp.	1,460,600	3,739,749
Murata Manufacturing Co. Ltd.	138,800	2,819,798
NIDEC Corp.	285,800	4,088,301

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NTT, Inc.	1,764,100	$ 1,772,707
Obayashi Corp.	85,100	1,920,990
Obic Co. Ltd.	298,600	8,299,273
Olympus Corp.	93,400	1,115,617
Osaka Gas Co. Ltd.	52,500	1,970,990
Otsuka Holdings Co. Ltd.	72,600	4,346,444
Ryohin Keikaku Co. Ltd.	37,200	741,947
Sanrio Co. Ltd.	109,400	3,384,665
Secom Co. Ltd.	94,600	3,465,537
SoftBank Corp.	4,543,600	6,175,929
Sompo Holdings, Inc.	91,700	3,162,230
Subaru Corp.	99,200	2,129,641
Suzuki Motor Corp.	87,600	1,194,432
Terumo Corp.	235,300	3,078,018
		152,112,839
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	165,493	1,870,934
Wal-Mart de Mexico SAB de CV	875,188	2,777,405
		4,648,339
Netherlands — 0.0%
Argenx SE, ADR(a)	894	751,407
Peru — 0.0%
Cia de Minas Buenaventura SAA, ADR	48	1,644
Saudi Arabia — 1.1%
Al Rajhi Bank	63,007	1,799,246
Bank Al-Jazira(a)	324,850	1,085,037
Co. for Cooperative Insurance	18,872	689,328
Elm Co.	16,380	3,387,865
Etihad Etisalat Co.	28,270	531,988
Jarir Marketing Co.	721,587	2,745,150
Saudi Arabian Oil Co.(c)	328,620	2,259,008
Saudi Investment Bank	158,372	591,077
Saudi National Bank	245,180	2,932,459
Saudi Tadawul Group Holding Co.	20,023	857,892
		16,879,050
Singapore — 0.2%
DBS Group Holdings Ltd.	50,400	2,342,711
South Africa — 0.0%
Vodacom Group Ltd.	26,835	250,114
South Korea — 0.5%
Krafton, Inc.(a)	8,992	1,578,599
KT&G Corp.	33,438	3,575,176
LG Electronics, Inc.	8,607	590,128
Samsung Electronics Co. Ltd.	13,736	1,517,480
		7,261,383
Sweden — 0.1%
Boliden AB(a)	14,811	1,037,165
Switzerland — 0.1%
Partners Group Holding AG	762	1,039,021
Taiwan — 2.7%
Accton Technology Corp.	128,000	4,475,295
Advantech Co. Ltd.	159,898	1,508,989
Bizlink Holding, Inc.	27,000	1,096,504
Chunghwa Telecom Co. Ltd.	242,000	1,026,187
E.Sun Financial Holding Co. Ltd.	3,977,000	4,211,380
eMemory Technology, Inc.	36,000	2,073,418
Far EasTone Telecommunications Co. Ltd.	1,256,000	3,533,279
Security	Shares	Value
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd.	316,000	$ 2,184,325
International Games System Co. Ltd.	43,000	976,508
MediaTek, Inc.	25,000	1,386,763
Realtek Semiconductor Corp.	359,000	5,492,623
Taiwan Semiconductor Manufacturing Co. Ltd.	180,000	9,953,263
TS Financial Holding Co. Ltd.	2,760,000	1,983,655
United Microelectronics Corp.	536,000	1,066,508
		40,968,697
United Kingdom — 0.3%
NatWest Group PLC	501,189	4,568,228
United States — 69.3%
Abbott Laboratories	62,774	6,861,198
AbbVie, Inc.	3,901	869,962
Accenture PLC, Class A	27,222	7,176,808
Adobe, Inc.(a)	41,038	12,034,393
Advanced Micro Devices, Inc.(a)	2,461	582,593
Aflac, Inc.	31,145	3,455,538
Airbnb, Inc., Class A(a)	41,018	5,306,499
Alnylam Pharmaceuticals, Inc.(a)	8,765	2,963,096
Alphabet, Inc., Class C	51,124	17,307,008
Altria Group, Inc.	109,821	6,807,804
Amazon.com, Inc.(a)	95,224	22,787,103
Ameren Corp.	44,896	4,636,859
American Water Works Co., Inc.	30,480	3,935,882
Amphenol Corp., Class A	77,409	11,153,089
Analog Devices, Inc.	3,111	967,148
Apple, Inc.	6,917	1,794,823
Arch Capital Group Ltd.(a)	94,364	9,062,719
Atmos Energy Corp.	27,510	4,576,013
Autodesk, Inc.(a)	14,449	3,653,719
AutoNation, Inc.(a)	4,520	926,510
AutoZone, Inc.(a)	2,255	8,353,174
Axsome Therapeutics, Inc.(a)	6,582	1,212,733
Bank of America Corp.	68,835	3,662,022
Berkshire Hathaway, Inc., Class B(a)	17,490	8,404,470
Best Buy Co., Inc.	26,856	1,748,326
Boeing Co.(a)	18,352	4,289,229
Booking Holdings, Inc.	2,007	10,038,693
Bristol-Myers Squibb Co.	78,352	4,313,278
Broadcom, Inc.	22,089	7,318,086
Cadence Design Systems, Inc.(a)	16,264	4,819,999
Cardinal Health, Inc.	3,564	765,832
CDW Corp.	17,205	2,174,540
Cencora, Inc.	11,367	4,083,254
Centene Corp.(a)	25,201	1,091,707
Charter Communications, Inc., Class A(a)(b)	40,929	8,436,285
Chubb Ltd.	32,435	10,040,579
Church & Dwight Co., Inc.	41,409	3,985,616
Cisco Systems, Inc.	171,686	13,446,447
Clean Harbors, Inc.(a)	4,058	1,054,715
CMS Energy Corp.	56,998	4,074,787
Coca-Cola Co.	110,144	8,239,873
Comfort Systems USA, Inc.	712	813,175
Consolidated Edison, Inc.	109,004	11,623,096
Costco Wholesale Corp.	13,733	12,912,453
Delta Air Lines, Inc.	23,836	1,570,554
Devon Energy Corp.	85,038	3,419,378
Docusign, Inc.(a)	42,805	2,248,975
Dollar General Corp.	55,148	7,909,878
Domino’s Pizza, Inc.	3,675	1,507,963
Duke Energy Corp.	135,442	16,435,887
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Eaton Corp. PLC	10,621	$ 3,732,432
eBay, Inc.	77,747	7,092,081
Edwards Lifesciences Corp.(a)	27,456	2,233,820
Elevance Health, Inc.	14,974	5,177,111
EMCOR Group, Inc.	3,220	2,320,751
Exelon Corp.	66,007	2,955,793
F5, Inc.(a)	13,257	3,653,762
Fair Isaac Corp.(a)	1,960	2,867,813
FedEx Corp.	9,549	3,077,165
Fifth Third Bancorp	33,525	1,683,625
Flex Ltd.(a)	88,154	5,557,228
Ford Motor Co.	753,185	10,454,208
Fortinet, Inc.(a)	43,904	3,567,639
Freeport-McMoRan, Inc.	96,974	5,840,744
Gartner, Inc.(a)	7,701	1,614,207
GE Vernova, Inc.	3,484	2,530,673
General Electric Co.	6,824	2,093,535
Gilead Sciences, Inc.	83,434	11,843,456
GoDaddy, Inc., Class A(a)	44,763	4,499,577
Halliburton Co.	23,928	802,067
HEICO Corp., Class A	4,226	1,075,897
Hershey Co.	35,312	6,877,012
Holcim AG	25,960	2,675,667
Honeywell International, Inc.	9,455	2,151,202
Howmet Aerospace, Inc.	56,825	11,824,146
HubSpot, Inc.(a)	6,818	1,909,040
Humana, Inc.	6,283	1,226,442
Illinois Tool Works, Inc.	35,531	9,282,829
Incyte Corp.(a)	63,785	6,382,965
Insmed, Inc.(a)	21,383	3,354,351
Insulet Corp.(a)	9,810	2,509,496
Intel Corp.(a)	132,991	6,180,092
Interactive Brokers Group, Inc., Class A	18,903	1,415,457
International Business Machines Corp.	5,222	1,601,587
Intuit, Inc.	16,303	8,133,893
Intuitive Surgical, Inc.(a)	9,657	4,869,253
Jabil, Inc.	8,710	2,065,925
Johnson & Johnson	88,483	20,107,762
JPMorgan Chase & Co.	24,867	7,606,567
Keurig Dr. Pepper, Inc.	356,346	9,778,134
Lam Research Corp.	62,744	14,648,214
Las Vegas Sands Corp.	38,794	2,045,608
Lockheed Martin Corp.	16,455	10,436,090
Lululemon Athletica, Inc.(a)(b)	23,826	4,157,637
Marsh & McLennan Cos., Inc.	51,143	9,624,601
Marvell Technology, Inc.	40	3,157
Masimo Corp.(a)	50,085	6,878,173
MasTec, Inc.(a)	4,245	1,020,838
Mastercard, Inc., Class A	12,106	6,522,592
McDonald’s Corp.	25,519	8,038,485
McKesson Corp.	12,259	10,189,803
Merck & Co., Inc.	6,922	763,289
Meta Platforms, Inc., Class A	17,988	12,888,402
Micron Technology, Inc.	1,728	716,913
Microsoft Corp.	52,478	22,580,759
Monolithic Power Systems, Inc.	5,282	5,937,760
Monster Beverage Corp.(a)(b)	23,111	1,866,444
Moody’s Corp.	2,256	1,163,103
Motorola Solutions, Inc.	40,352	16,243,294
MSCI, Inc., Class A	5,880	3,582,214
Mueller Industries, Inc.	14,348	1,953,337
NetApp, Inc.	63,498	6,118,032
Netflix, Inc.(a)	76,915	6,421,633
Security	Shares	Value
United States (continued)
Neurocrine Biosciences, Inc.(a)	14,109	$ 1,919,671
Newmont Corp.	12,501	1,404,487
Northern Trust Corp.	25,533	3,815,396
Northrop Grumman Corp.	4,359	3,017,561
Nucor Corp.	24	4,265
NVIDIA Corp.	100,939	19,292,471
Omnicom Group, Inc.	58,426	4,501,139
Otis Worldwide Corp.	121,538	10,381,776
Palo Alto Networks, Inc.(a)	5,601	991,209
PepsiCo, Inc.	118,571	18,216,063
Pfizer, Inc.	240	6,346
PNC Financial Services Group, Inc.	24,172	5,397,608
Principal Financial Group, Inc.	38,207	3,618,967
Procter & Gamble Co.	128,435	19,492,580
Progressive Corp.	56,224	11,694,592
Prologis, Inc.	76,090	9,934,310
Prudential Financial, Inc.	29,974	3,330,411
Qnity Electronics, Inc.	62,054	5,968,354
Regeneron Pharmaceuticals, Inc.	7,728	5,729,926
Republic Services, Inc.	22,248	4,785,322
ResMed, Inc.	24	6,199
Robinhood Markets, Inc., Class A(a)(b)	36,109	3,592,123
Rocket Cos., Inc., Class A	170,565	3,058,230
Roper Technologies, Inc.	32,626	12,111,750
Royalty Pharma PLC, Class A	18,067	753,033
RTX Corp.	6,589	1,323,928
S&P Global, Inc.	9,693	5,115,868
Salesforce, Inc.	22,927	4,867,173
ServiceNow, Inc.(a)	108,170	12,656,972
Snap, Inc., Class A(a)	633,042	4,386,981
Snowflake, Inc., Class A(a)	5	963
Soleno Therapeutics, Inc.(a)	30	1,157
Southern Co.	159,435	14,239,140
State Street Corp.	10,136	1,326,397
STERIS PLC	4,961	1,302,759
Stryker Corp.	30,031	11,098,256
Synchrony Financial	30,612	2,223,350
Take-Two Interactive Software, Inc.(a)	9,808	2,160,702
Tapestry, Inc.	17,796	2,258,490
Target Corp.	13,939	1,470,146
TD SYNNEX Corp.	15,098	2,395,600
Tesla, Inc.(a)	3,567	1,535,272
TJX Cos., Inc.	42,021	6,295,166
T-Mobile U.S., Inc.	78,963	15,572,293
Tractor Supply Co.	80	4,070
Trane Technologies PLC	20,412	8,584,879
TransDigm Group, Inc.	2,986	4,262,634
Travelers Cos., Inc.	11,698	3,328,198
Tyler Technologies, Inc.(a)	25,730	9,504,662
United Therapeutics Corp.(a)	8	3,756
Universal Health Services, Inc., Class B	8,284	1,667,238
Veeva Systems, Inc., Class A(a)	19,102	3,895,280
Ventas, Inc.	100,654	7,817,796
VeriSign, Inc.	7,087	1,730,858
Verisk Analytics, Inc.	14,703	3,197,314
Verizon Communications, Inc.	467,713	20,822,583
Vertex Pharmaceuticals, Inc.(a)	23,346	10,970,285
Vertiv Holdings Co., Class A	28,671	5,337,967
Viking Holdings Ltd.(a)	9,998	721,356
Visa, Inc., Class A	26,005	8,369,189
Walt Disney Co.	43,273	4,881,194
Warner Bros Discovery, Inc., Class A(a)	606	16,689
Waste Management, Inc.	46,741	10,387,720

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
WEC Energy Group, Inc.	76,229	$ 8,436,263
Wells Fargo & Co.	80	7,239
Welltower, Inc.	20,956	3,947,272
West Pharmaceutical Services, Inc.	19,035	4,399,369
Workday, Inc., Class A(a)	23,233	4,080,412
Yum! Brands, Inc.	19,187	2,983,578
Zimmer Biomet Holdings, Inc.	24,794	2,158,814
Zoetis, Inc., Class A	89,467	11,167,271
Zoom Communications, Inc., Class A(a)	76,936	7,085,806
		1,038,303,644
Total Common Stocks — 96.2% (Cost: $1,346,856,022)		1,441,004,624
Investment Companies
United States — 3.2%
iShares MSCI India ETF(d)	932,569	48,251,120
Total Investment Companies — 3.2% (Cost: $49,565,762)		48,251,120
Total Long-Term Investments — 99.4% (Cost: $1,396,421,784)		1,489,255,744
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	7,477,980	$ 7,481,719
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	4,880,000	4,880,000
Total Short-Term Securities — 0.8% (Cost: $12,361,719)		12,361,719
Total Investments — 100.2% (Cost: $1,408,783,503)		1,501,617,463
Liabilities in Excess of Other Assets — (0.2)%		(2,545,777)
Net Assets — 100.0%		$ 1,499,071,686

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 7,482,289 (a)	$ —	$ (570)	$ —	$ 7,481,719	7,477,980	$ 61,509 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,880,000 (a)	—	—	—	4,880,000	4,880,000	281,181	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	3,910,098	—	(3,910,098)(a)	—	—	—	—	358,033	—
iShares MSCI Brazil ETF(c)	—	19,880,370	(20,879,692)	999,322	—	—	—	—	—
iShares MSCI India ETF	—	63,694,116	(13,874,213)	(254,141)	(1,314,642)	48,251,120	932,569	—	—
iShares MSCI South Korea ETF(c)	—	24,422,390	(27,242,171)	2,819,781	—	—	—	—	—
				$ 3,564,392	$ (1,314,642)	$ 60,612,839		$ 700,723	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	36	03/20/26	$ 12,538	$ 66,182
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,137,400	USD	3,443,159	JPMorgan Chase Bank N.A.	03/18/26	$ 133,897
CAD	2,548,400	USD	1,870,775	JPMorgan Chase Bank N.A.	03/18/26	4,271
CAD	5,238,800	USD	3,774,274	Morgan Stanley & Co. International PLC	03/18/26	80,298
CHF	978,288	USD	1,224,483	Barclays Bank PLC	03/18/26	46,857
CHF	122,894	USD	156,960	JPMorgan Chase Bank N.A.	03/18/26	2,747
CHF	2,798,400	USD	3,563,224	Morgan Stanley & Co. International PLC	03/18/26	73,452
CHF	4,300,300	USD	5,494,555	Morgan Stanley & Co. International PLC	03/18/26	93,923
CHF	58,027	USD	73,460	Natwest Markets PLC	03/18/26	1,949
CHF	103,218	USD	131,508	Natwest Markets PLC	03/18/26	2,630
CHF	1,019,100	USD	1,290,138	Societe Generale	03/18/26	34,240
CHF	1,035,400	USD	1,308,758	UBS AG	03/18/26	36,802
CNY	12,127,700	USD	1,740,285	HSBC Bank PLC	03/18/26	2,852
CNY	21,076,900	USD	3,017,797	Societe Generale	03/18/26	11,625
DKK	8,196,200	USD	1,287,337	JPMorgan Chase Bank N.A.	03/18/26	16,807
EUR	1,439,800	USD	1,699,200	HSBC Bank PLC	03/18/26	10,926
EUR	432,419	USD	509,719	JPMorgan Chase Bank N.A.	03/18/26	3,888
EUR	1,358,600	USD	1,591,845	JPMorgan Chase Bank N.A.	03/18/26	21,836
EUR	1,497,000	USD	1,739,633	Societe Generale	03/18/26	38,433
GBP	1,274,200	USD	1,720,208	JPMorgan Chase Bank N.A.	03/18/26	23,249
JPY	35,852,044	USD	230,694	Deutsche Bank AG	03/18/26	1,823
JPY	27,910,812	USD	180,959	HSBC Bank PLC	03/18/26	55
JPY	84,748,400	USD	536,730	HSBC Bank PLC	03/18/26	12,902
JPY	171,777,322	USD	1,106,285	HSBC Bank PLC	03/18/26	7,771
JPY	189,100,151	USD	1,204,050	Morgan Stanley & Co. International PLC	03/18/26	22,352
JPY	72,761,903	USD	471,791	Natwest Markets PLC	03/18/26	104
JPY	113,044,019	USD	724,762	Societe Generale	03/18/26	8,381
JPY	158,035,361	USD	1,023,830	Societe Generale	03/18/26	1,103
JPY	802,893,728	USD	5,106,398	Societe Generale	03/18/26	100,739
JPY	4,116,501,830	USD	26,654,307	UBS AG	03/18/26	43,113
MXN	79,061,730	USD	4,306,559	Goldman Sachs International	03/18/26	199,905
MYR	20,462,100	USD	4,993,801	Barclays Bank PLC	03/18/26	204,284
NOK	24,478,900	USD	2,437,904	Morgan Stanley & Co. International PLC	03/18/26	103,389
NZD	1,546,100	USD	900,793	HSBC Bank PLC	03/18/26	31,598
PHP	80,451,300	USD	1,355,456	Citibank N.A.	03/18/26	8,015
SEK	14,451,200	USD	1,574,272	Deutsche Bank AG	03/18/26	51,619
SEK	66,603,134	USD	7,205,796	Royal Bank of Canada	03/18/26	287,662
SGD	18,346,654	USD	14,278,352	UBS AG	03/18/26	187,075
THB	142,666,904	USD	4,508,626	Citibank N.A.	03/18/26	38,736
TRY	94,914,449	USD	2,068,272	UBS AG	03/18/26	43,753
TWD	77,568,100	USD	2,444,375	HSBC Bank PLC	03/18/26	6,096
USD	372,258	CHF	285,161	UBS AG	03/18/26	1,675
USD	222,908	GBP	162,752	Morgan Stanley & Co. International PLC	03/18/26	218
USD	245,920	HKD	1,908,504	HSBC Bank PLC	03/18/26	1,270
USD	1,155,883	HKD	8,996,200	HSBC Bank PLC	03/18/26	2,664
USD	1,959,083	HKD	15,205,433	HSBC Bank PLC	03/18/26	9,905
USD	2,211,527	HKD	17,167,400	HSBC Bank PLC	03/18/26	10,846
USD	4,648,284	HKD	36,196,900	HSBC Bank PLC	03/18/26	8,218
USD	5,131,148	HKD	39,836,362	HSBC Bank PLC	03/18/26	24,541
USD	5,214,454	JPY	803,712,260	JPMorgan Chase Bank N.A.	03/18/26	2,008
USD	206,136	JPY	31,514,504	Morgan Stanley & Co. International PLC	03/18/26	1,750
USD	2,386,973	JPY	365,635,911	Morgan Stanley & Co. International PLC	03/18/26	15,655
USD	1,277,665	MXN	22,103,533	Goldman Sachs International	03/18/26	17,779
USD	119,157	SEK	1,053,439	Barclays Bank PLC	03/18/26	635
USD	4,605,723	TWD	144,449,300	Goldman Sachs International	03/18/26	42,393
USD	4,130,063	TWD	130,475,300	HSBC Bank PLC	03/18/26	8,188
						2,148,902
CAD	3,436,104	USD	2,550,762	Royal Bank of Canada	03/18/26	(22,567)
CLP	2,181,953,200	USD	2,511,936	HSBC Bank PLC	03/18/26	(15,669)
CNY	11,316,300	USD	1,628,010	HSBC Bank PLC	03/18/26	(1,498)
EUR	344,981	USD	411,151	HSBC Bank PLC	03/18/26	(1,399)
EUR	1,256,883	USD	1,507,044	JPMorgan Chase Bank N.A.	03/18/26	(14,178)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	111,116	USD	152,774	Barclays Bank PLC	03/18/26	$ (736)
HKD	8,098,658	USD	1,040,790	Canadian Imperial Bank of Commerce	03/18/26	(2,627)
HKD	304,323,703	USD	39,210,060	Goldman Sachs International	03/18/26	(198,934)
HKD	3,610,457	USD	465,412	HSBC Bank PLC	03/18/26	(2,589)
HKD	17,579,949	USD	2,255,787	HSBC Bank PLC	03/18/26	(2,220)
HKD	24,102,206	USD	3,091,523	JPMorgan Chase Bank N.A.	03/18/26	(1,872)
HKD	9,993,500	USD	1,285,430	Morgan Stanley & Co. International PLC	03/18/26	(4,368)
HKD	1,647,240	USD	211,344	Natwest Markets PLC	03/18/26	(185)
HKD	2,979,692	USD	383,873	Natwest Markets PLC	03/18/26	(1,907)
HKD	41,704,882	USD	5,355,949	Societe Generale	03/18/26	(9,818)
HKD	10,188,179	USD	1,308,588	UBS AG	03/18/26	(2,570)
INR	219,117,100	USD	2,418,225	HSBC Bank PLC	03/18/26	(36,741)
INR	6,339,736,109	USD	70,038,789	Wells Fargo Bank N.A.	03/18/26	(1,135,082)
JPY	349,653,800	USD	2,271,624	JPMorgan Chase Bank N.A.	03/18/26	(3,957)
JPY	636,839,800	USD	4,157,271	JPMorgan Chase Bank N.A.	03/18/26	(27,070)
JPY	72,653,857	USD	472,303	Societe Generale	03/18/26	(1,110)
KRW	3,623,269,400	USD	2,519,795	Goldman Sachs International	03/18/26	(18,533)
PLN	5,229,600	USD	1,480,137	Morgan Stanley & Co. International PLC	03/18/26	(8,391)
SGD	361,605	USD	286,017	HSBC Bank PLC	03/18/26	(909)
TWD	65,239,000	USD	2,066,422	Goldman Sachs International	03/18/26	(5,442)
TWD	62,979,600	USD	2,003,467	HSBC Bank PLC	03/18/26	(13,865)
TWD	521,756,068	USD	16,813,323	Morgan Stanley & Co. International PLC	03/18/26	(330,408)
USD	6,407,267	AUD	9,609,137	Citibank N.A.	03/18/26	(283,359)
USD	141,597	AUD	213,218	Deutsche Bank AG	03/18/26	(6,861)
USD	191,980	AUD	286,953	Morgan Stanley & Co. International PLC	03/18/26	(7,819)
USD	2,219,037	AUD	3,198,700	UBS AG	03/18/26	(8,145)
USD	7,948,992	BRL	44,392,354	BNP Paribas SA	03/18/26	(403,477)
USD	1,609,238	BRL	8,567,900	Citibank N.A.	03/18/26	(2,822)
USD	461,587	CAD	634,899	Deutsche Bank AG	03/18/26	(5,554)
USD	2,354,574	CAD	3,228,400	Deutsche Bank AG	03/18/26	(20,798)
USD	9,985,788	CAD	13,732,452	Deutsche Bank AG	03/18/26	(118,192)
USD	1,593,231	CAD	2,204,200	JPMorgan Chase Bank N.A.	03/18/26	(28,562)
USD	1,923,475	CAD	2,637,000	Morgan Stanley & Co. International PLC	03/18/26	(16,761)
USD	1,478,747	CHF	1,172,170	Deutsche Bank AG	03/18/26	(44,552)
USD	9,075,148	CNY	63,687,576	Barclays Bank PLC	03/18/26	(78,785)
USD	8,308,589	DKK	52,735,106	Deutsche Bank AG	03/18/26	(82,393)
USD	1,939,281	EUR	1,643,100	Citibank N.A.	03/18/26	(12,316)
USD	25,618,779	EUR	21,794,241	Deutsche Bank AG	03/18/26	(267,391)
USD	214,577	EUR	183,474	JPMorgan Chase Bank N.A.	03/18/26	(3,344)
USD	5,324,319	EUR	4,501,600	JPMorgan Chase Bank N.A.	03/18/26	(22,469)
USD	3,402,535	EUR	2,888,000	Morgan Stanley & Co. International PLC	03/18/26	(27,695)
USD	726,157	GBP	538,663	JPMorgan Chase Bank N.A.	03/18/26	(10,883)
USD	242,242	GBP	178,560	Morgan Stanley & Co. International PLC	03/18/26	(2,077)
USD	1,050,939	GBP	785,973	Natwest Markets PLC	03/18/26	(24,489)
USD	1,825,056	GBP	1,362,201	Natwest Markets PLC	03/18/26	(38,812)
USD	596,139	GBP	443,344	Societe Generale	03/18/26	(10,478)
USD	3,891,788	GBP	2,912,719	Societe Generale	03/18/26	(93,615)
USD	175,231	ILS	563,300	Goldman Sachs International	03/18/26	(6,563)
USD	180,289	JPY	28,073,654	Barclays Bank PLC	03/18/26	(1,782)
USD	1,599,705	JPY	251,823,800	Citibank N.A.	03/18/26	(33,489)
USD	936,674	JPY	144,814,189	JPMorgan Chase Bank N.A.	03/18/26	(2,513)
USD	2,612,276	JPY	410,200,100	JPMorgan Chase Bank N.A.	03/18/26	(48,062)
USD	870,816	JPY	137,472,964	Natwest Markets PLC	03/18/26	(20,760)
USD	1,813,553	KRW	2,645,393,300	Societe Generale	03/18/26	(12,650)
USD	3,842,938	MXN	69,424,500	Barclays Bank PLC	03/18/26	(114,210)
USD	921,075	MXN	16,418,531	Citibank N.A.	03/18/26	(14,770)
USD	1,397,638	MXN	24,873,454	JPMorgan Chase Bank N.A.	03/18/26	(20,132)
USD	1,095,164	MXN	19,250,492	Morgan Stanley & Co. International PLC	03/18/26	(2,101)
USD	2,794,919	NOK	28,294,702	Deutsche Bank AG	03/18/26	(142,514)
USD	184,688	PLN	668,900	Deutsche Bank AG	03/18/26	(3,558)
USD	3,297,461	PLN	11,837,500	Morgan Stanley & Co. International PLC	03/18/26	(33,921)
USD	112,011	SEK	1,031,030	Barclays Bank PLC	03/18/26	(3,989)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	126,675	SEK	1,161,600	Barclays Bank PLC	03/18/26	$ (4,015)
USD	477,802	SEK	4,354,097	Natwest Markets PLC	03/18/26	(12,074)
USD	2,218,201	SEK	19,950,900	UBS AG	03/18/26	(26,456)
USD	1,665,517	SGD	2,135,500	BNP Paribas SA	03/18/26	(18,219)
USD	102,034	SGD	130,806	Deutsche Bank AG	03/18/26	(1,099)
USD	2,373,499	SGD	3,041,499	HSBC Bank PLC	03/18/26	(24,572)
USD	2,033,968	SGD	2,595,699	Morgan Stanley & Co. International PLC	03/18/26	(12,612)
USD	744,439	ZAR	12,706,756	Goldman Sachs International	03/18/26	(39,687)
USD	2,280,059	ZAR	38,260,100	Morgan Stanley & Co. International PLC	03/18/26	(80,946)
IDR	76,576,326,300	USD	4,580,691	BNP Paribas SA	03/25/26	(20,892)
						(4,187,880)
						$ (2,038,978)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Admiral Group PLC	Citibank N.A.	$ 378,788	02/26/26	0.25%	1D OBFR01	Monthly	$ (2,674)
Admiral Group PLC	JPMorgan Chase Bank N.A.	703,060	02/10/26	0.25%	1D OBFR01	Monthly	(58,089)
Adyen NV	JPMorgan Chase Bank N.A.	5,695,690	02/10/26	0.20%	1D OBFR01	Monthly	(659,953)
Agnico Eagle Mines Ltd.	Citibank N.A.	2,294,445	02/24/28	0.20%	1D OBFR01	Monthly	(273,757)
Alimentation Couche-Tard, Inc.	Citibank N.A.	596,373	02/24/28	0.20%	1D OBFR01	Monthly	(44,231)
Alimentation Couche-Tard, Inc.	JPMorgan Chase Bank N.A.	499,853	02/10/26	0.20%	1D OBFR01	Monthly	(22,419)
America Movil SAB de C.V.	Citibank N.A.	3,738,008	02/24/28	0.50%	1D OBFR01	Monthly	(24,805)
Argenx SE	Citibank N.A.	2,286,639	02/26/26	0.26%	1D OBFR01	Monthly	57,987
Argenx SE	JPMorgan Chase Bank N.A.	591,164	02/10/26	0.29%	1D OBFR01	Monthly	20,222
ASM International NV	Citibank N.A.	1,811,744	02/26/26	0.26%	1D OBFR01	Monthly	6,495
ASML Holding NV	Citibank N.A.	7,293,658	02/26/26	0.26%	1D OBFR01	Monthly	283,097
Banco Bradesco SA	Citibank N.A.	4,266,838	02/24/28	0.30%	1D OBFR01	Monthly	239,824
Banco Bradesco SA	JPMorgan Chase Bank N.A.	2,763,129	02/10/26	0.40%	1D OBFR01	Monthly	492,743
Bankinter SA	Citibank N.A.	2,040,812	02/26/26	0.00%	1D OBFR01	Monthly	77,623
BCE, Inc.	Citibank N.A.	2,637,890	02/24/28	0.20%	1D OBFR01	Monthly	87,865
BHP Group Ltd.	Citibank N.A.	1,590,721	02/25/26	0.30%	1D OBFR01	Monthly	64,682
British American Tobacco PLC	Citibank N.A.	2,497,907	02/26/26	0.25%	1D OBFR01	Monthly	98,005
CD Projekt SA	Citibank N.A.	2,001,423	02/26/26	0.50%	1D OBFR01	Monthly	(65,481)
CD Projekt SA	JPMorgan Chase Bank N.A.	58,363	02/10/26	0.55%	1D OBFR01	Monthly	7,115
CGI, Inc.	Citibank N.A.	4,773,195	02/24/28	0.20%	1D OBFR01	Monthly	(117,451)
CGI, Inc.	JPMorgan Chase Bank N.A.	1,002,888	02/10/26	0.20%	1D OBFR01	Monthly	(93,046)
Coloplast A/S	Citibank N.A.	4,417,380	02/26/26	0.26%	1D OBFR01	Monthly	(82,930)
Coloplast A/S	JPMorgan Chase Bank N.A.	1,848,670	02/10/26	0.32%	1D OBFR01	Monthly	(58,441)
Constellation Software Inc/Canada	Citibank N.A.	15,337,580	02/24/28	0.20%	1D OBFR01	Monthly	(936,944)
Danske Bank A/S	Citibank N.A.	1,805,435	02/26/26	0.26%	1D OBFR01	Monthly	8,977
Deutsche Boerse AG	Citibank N.A.	1,855,816	02/26/26	0.00%	1D OBFR01	Monthly	14,758
Deutsche Lufthansa AG	Citibank N.A.	830,684	02/26/26	0.26%	1D OBFR01	Monthly	(18,001)
Deutsche Telekom AG	Citibank N.A.	7,733,554	02/26/26	0.00%	1D OBFR01	Monthly	504,158
Deutsche Telekom AG	JPMorgan Chase Bank N.A.	7,340,245	02/10/26	0.40%	1D OBFR01	Monthly	117,876
Elisa OYJ	Citibank N.A.	2,419,193	02/26/26	0.26%	1D OBFR01	Monthly	67,257
Engie SA	Citibank N.A.	2,821,160	02/26/26	0.26%	1D OBFR01	Monthly	182,424
EXOR NV	Citibank N.A.	2,940,618	02/26/26	0.26%	1D OBFR01	Monthly	(38,334)
Ferrari NV	Citibank N.A.	1,156,355	02/26/26	0.05%	1D OBFR01	Monthly	(16,963)
First Quantum Minerals Ltd.	Citibank N.A.	714,724	02/24/28	0.20%	1D OBFR01	Monthly	4,902
Fomento Economico Mexicano SAB de CV	Citibank N.A.	1,562,454	02/24/28	0.50%	1D OBFR01	Monthly	(23,400)
Fomento Economico Mexicano SAB de CV	JPMorgan Chase Bank N.A.	174,893	02/10/26	0.50%	1D OBFR01	Monthly	3,614
Fortis Inc/Canada	Citibank N.A.	5,248,403	02/24/28	0.20%	1D OBFR01	Monthly	109,330
Fortis Inc/Canada	JPMorgan Chase Bank N.A.	709,628	02/10/26	0.27%	1D OBFR01	Monthly	22,957
Fresnillo PLC	Citibank N.A.	538,297	02/26/26	0.25%	1D OBFR01	Monthly	(56,715)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Galderma Group AG	Citibank N.A.	$ 3,670,987	02/26/26	0.26%	1D OBFR01	Monthly	$ (110,767)
Harmony Gold Mining Co. Ltd.	Citibank N.A.	4,982,975	02/26/26	0.55%	1D OBFR01	Monthly	(284,938)
Harmony Gold Mining Co. Ltd.	JPMorgan Chase Bank N.A.	1,090,895	02/10/26	0.40%	1D OBFR01	Monthly	50,493
Impala Platinum Holdings Ltd.	Citibank N.A.	1,013,078	02/26/26	0.55%	1D OBFR01	Monthly	(124,639)
Intact Financial Corp.	Citibank N.A.	2,121,846	02/24/28	0.20%	1D OBFR01	Monthly	(3,509)
J Sainsbury PLC	Citibank N.A.	1,741,581	02/26/26	0.25%	1D OBFR01	Monthly	50,093
KBC Group NV	Citibank N.A.	3,817,154	02/26/26	0.26%	1D OBFR01	Monthly	104,384
Kinross Gold Corp.	Citibank N.A.	3,610,986	02/24/28	0.20%	1D OBFR01	Monthly	(501,135)
Klabin SA	Citibank N.A.	1,179,650	02/24/28	0.30%	1D OBFR01	Monthly	(2,902)
Kongsberg Gruppen ASA	Citibank N.A.	1,558,763	02/26/26	0.26%	1D OBFR01	Monthly	60,066
Leonardo SpA	Citibank N.A.	2,465,582	02/26/26	0.26%	1D OBFR01	Monthly	4,062
LVMH Moet Hennessy Louis Vuitton SE	Citibank N.A.	1,527,238	02/26/26	0.26%	1D OBFR01	Monthly	(117,029)
LVMH Moet Hennessy Louis Vuitton SE	JPMorgan Chase Bank N.A.	1,578,191	02/10/26	0.26%	1D OBFR01	Monthly	(202,189)
Macquarie Group Ltd.	Citibank N.A.	4,194,355	02/25/26	0.30%	1D OBFR01	Monthly	96,313
Naturgy Energy Group SA	Citibank N.A.	2,158,457	02/26/26	0.26%	1D OBFR01	Monthly	69,184
Nemetschek SE	Citibank N.A.	2,621,497	02/26/26	0.26%	1D OBFR01	Monthly	(71,564)
Novartis AG	Citibank N.A.	1,927,818	02/26/26	0.26%	1D OBFR01	Monthly	37,488
Novartis AG	JPMorgan Chase Bank N.A.	1,568,126	02/10/26	0.28%	1D OBFR01	Monthly	65,277
Orange SA	Citibank N.A.	4,797,439	02/26/26	0.26%	1D OBFR01	Monthly	288,437
Partners Group Holding AG	Citibank N.A.	7,017,737	02/26/26	0.26%	1D OBFR01	Monthly	(26,847)
Renault SA	Citibank N.A.	1,432,631	02/26/26	0.26%	1D OBFR01	Monthly	(7,366)
Renault SA	JPMorgan Chase Bank N.A.	148,061	02/10/26	0.26%	1D OBFR01	Monthly	(6,275)
Rio Tinto Ltd.	Citibank N.A.	687,271	02/25/26	0.30%	1D OBFR01	Monthly	9,621
Rio Tinto Ltd.	JPMorgan Chase Bank N.A.	1,193,882	02/10/26	0.25%	1D OBFR01	Monthly	17,474
Rolls-Royce Holdings PLC	Citibank N.A.	10,547,458	02/26/26	0.25%	1D OBFR01	Monthly	(31,628)
RWE AG	Citibank N.A.	2,901,175	02/26/26	0.26%	1D OBFR01	Monthly	159,584
Sanofi SA	Citibank N.A.	153,388	02/26/26	0.26%	1D OBFR01	Monthly	1,208
Sanofi SA	JPMorgan Chase Bank N.A.	1,361,007	02/10/26	0.40%	1D OBFR01	Monthly	(33,496)
Scout24 SE	Citibank N.A.	2,948,665	02/26/26	0.26%	1D OBFR01	Monthly	(7,926)
Scout24 SE	JPMorgan Chase Bank N.A.	1,018,829	02/10/26	0.39%	1D OBFR01	Monthly	15,014
Siemens Energy AG	Citibank N.A.	1,047,552	02/26/26	0.26%	1D OBFR01	Monthly	58,725
Sun Life Financial, Inc.	Citibank N.A.	1,419,206	02/24/28	0.20%	1D OBFR01	Monthly	10,720
Symrise AG, Class A	Citibank N.A.	2,024,572	02/26/26	0.26%	1D OBFR01	Monthly	(35,231)
Symrise AG, Class A	JPMorgan Chase Bank N.A.	302,425	02/10/26	0.40%	1D OBFR01	Monthly	11,762
Tele2 AB	Citibank N.A.	1,961,628	02/26/26	0.26%	1D OBFR01	Monthly	75,824
Tele2 AB	JPMorgan Chase Bank N.A.	18,549	02/10/26	0.25%	1D OBFR01	Monthly	1,800
Telefonaktiebolaget LM Ericsson, Class B	Citibank N.A.	4,263,471	02/26/26	0.26%	1D OBFR01	Monthly	306,284
Telefonaktiebolaget LM Ericsson, Class B	JPMorgan Chase Bank N.A.	74,452	02/10/26	0.24%	1D OBFR01	Monthly	10,749
Tenaris SA	Citibank N.A.	1,530,627	02/26/26	0.26%	1D OBFR01	Monthly	(5,197)
Toromont Industries Ltd.	Citibank N.A.	1,432,775	02/24/28	0.20%	1D OBFR01	Monthly	(45,837)
Transurban Group	Citibank N.A.	6,779,786	02/25/26	0.30%	1D OBFR01	Monthly	199,979
Transurban Group	JPMorgan Chase Bank N.A.	2,209,761	02/10/26	0.25%	1D OBFR01	Monthly	64,530
Vodacom Group Ltd.	JPMorgan Chase Bank N.A.	1,791,761	02/10/26	0.00%	1D OBFR01	Monthly	(25,035)
Vonovia SE	Citibank N.A.	1,537,736	02/26/26	0.26%	1D OBFR01	Monthly	45,921
Wolters Kluwer NV	Citibank N.A.	3,163,748	02/26/26	0.26%	1D OBFR01	Monthly	(124,202)
Wolters Kluwer NV	JPMorgan Chase Bank N.A.	723,253	02/10/26	0.26%	1D OBFR01	Monthly	(77,576)
WSP Global, Inc.	Citibank N.A.	1,340,967	02/24/28	0.20%	1D OBFR01	Monthly	(16,746)
Total long positions of equity swaps							(168,765)
Short Contracts(b)
Air Products and Chemicals, Inc.	Citibank N.A.	(2,233,667)	02/24/28	0.00%	1D OBFR01	Monthly	(96,208)
Alexandria Real Estate Equities, Inc.	Citibank N.A.	(3,343,254)	02/24/28	0.00%	1D OBFR01	Monthly	198,558
Alexandria Real Estate Equities, Inc.	JPMorgan Chase Bank N.A.	(6,799,383)	02/10/26	(0.15)%	1D OBFR01	Monthly	(174,867)
Alfa SAB de CV	Citibank N.A.	(3,422,048)	02/24/28	0.00%	1D OBFR01	Monthly	(15,867)
Alibaba Health Information Technology Ltd.	Citibank N.A.	(693,498)	02/25/26	(1.00)%	1D OBFR01	Monthly	26,671
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Alibaba Health Information Technology Ltd.	JPMorgan Chase Bank N.A.	$ (92,730)	02/10/26	(0.30)%	1D OBFR01	Monthly	$ 3,156
Alstom SA	JPMorgan Chase Bank N.A.	(1,137,964)	02/10/26	(0.26)%	1D OBFR01	Monthly	(68,673)
Ares Management Corp., Class A	Citibank N.A.	(2,319,104)	02/24/28	0.00%	1D OBFR01	Monthly	170,142
Barratt Developments PLC	Citibank N.A.	(1,508,948)	02/26/26	0.00%	1D OBFR01	Monthly	(49,931)
Barratt Developments PLC	JPMorgan Chase Bank N.A.	(1,369,028)	02/10/26	(0.25)%	1D OBFR01	Monthly	(61,541)
Barry Callebaut AG	Citibank N.A.	(3,137,991)	02/26/26	0.50%	1D OBFR01	Monthly	(128,968)
Barry Callebaut AG	JPMorgan Chase Bank N.A.	(320,541)	02/10/26	(0.57)%	1D OBFR01	Monthly	(32,262)
Baxter International, Inc.	Citibank N.A.	(3,231,350)	02/24/28	0.00%	1D OBFR01	Monthly	—
Baxter International, Inc.	JPMorgan Chase Bank N.A.	(6,808,189)	02/10/26	(0.15)%	1D OBFR01	Monthly	204,015
Block, Inc.	Citibank N.A.	(1,647,391)	02/24/28	0.00%	1D OBFR01	Monthly	117,001
Boston Properties, Inc.	Citibank N.A.	(1,422,581)	02/24/28	0.00%	1D OBFR01	Monthly	15,879
Boston Properties, Inc.	JPMorgan Chase Bank N.A.	(3,819,421)	02/10/26	(0.15)%	1D OBFR01	Monthly	105,035
Builders FirstSource, Inc.	Citibank N.A.	(3,639,890)	02/24/28	0.00%	1D OBFR01	Monthly	315,312
Builders FirstSource, Inc.	JPMorgan Chase Bank N.A.	(1,172,663)	02/10/26	(0.15)%	1D OBFR01	Monthly	(32,770)
Bunge Global SA	Citibank N.A.	(1,641,907)	02/24/28	0.00%	1D OBFR01	Monthly	(17,780)
C&D International Investment Group Ltd.	Citibank N.A.	(652,012)	02/25/26	(0.66)%	1D OBFR01	Monthly	(32,488)
C&D International Investment Group Ltd.	JPMorgan Chase Bank N.A.	(1,655,070)	02/10/26	(0.32)%	1D OBFR01	Monthly	(1,971)
Carlyle Group Inc/the	Citibank N.A.	(6,408,582)	02/24/28	0.00%	1D OBFR01	Monthly	366,939
Carlyle Group Inc/the	JPMorgan Chase Bank N.A.	(321,848)	02/10/26	(0.15)%	1D OBFR01	Monthly	29,358
CF Industries Holdings, Inc.	Citibank N.A.	(2,640,048)	02/24/28	0.00%	1D OBFR01	Monthly	(118,348)
China Literature Ltd.	Citibank N.A.	(246,300)	02/25/26	(1.00)%	1D OBFR01	Monthly	10,122
China Literature Ltd.	JPMorgan Chase Bank N.A.	(349,717)	02/10/26	(0.75)%	1D OBFR01	Monthly	941
Ciena Corp.	Citibank N.A.	(1,158,598)	02/24/28	0.00%	1D OBFR01	Monthly	(40,773)
Ciena Corp.	JPMorgan Chase Bank N.A.	(1,055,110)	02/10/26	(0.15)%	1D OBFR01	Monthly	(66,200)
Cloudflare, Inc.	Citibank N.A.	(86,997)	02/24/28	0.00%	1D OBFR01	Monthly	(2,033)
Cloudflare, Inc.	JPMorgan Chase Bank N.A.	(1,568,635)	02/10/26	(0.15)%	1D OBFR01	Monthly	78,186
CNH Industrial NV	Citibank N.A.	(2,564,694)	02/24/28	0.00%	1D OBFR01	Monthly	67,309
CNH Industrial NV	JPMorgan Chase Bank N.A.	(104,884)	02/10/26	(0.15)%	1D OBFR01	Monthly	(4,578)
Constellation Energy Corp.	Citibank N.A.	(1,707,822)	02/24/28	0.00%	1D OBFR01	Monthly	42,267
Continental AG	Citibank N.A.	(1,881,356)	02/26/26	0.00%	1D OBFR01	Monthly	(7,893)
Continental AG	JPMorgan Chase Bank N.A.	(668,482)	02/10/26	(0.26)%	1D OBFR01	Monthly	(3,367)
CSPC Pharmaceutical Group Ltd.	Citibank N.A.	(1,971,919)	02/25/26	0.00%	1D OBFR01	Monthly	26,316
CSPC Pharmaceutical Group Ltd.	JPMorgan Chase Bank N.A.	(740,154)	02/10/26	(0.15)%	1D OBFR01	Monthly	(37,597)
Delivery Hero SE, Class A	Citibank N.A.	(5,327,978)	02/26/26	0.00%	1D OBFR01	Monthly	346,078
Dongfeng Motor Group Co., Ltd.	JPMorgan Chase Bank N.A.	(715,558)	02/10/26	0.00%	1D OBFR01	Monthly	12,674
DraftKings, Inc.	Citibank N.A.	(2,453,720)	02/24/28	0.00%	1D OBFR01	Monthly	228,381
DraftKings, Inc.	JPMorgan Chase Bank N.A.	(1,280,672)	02/10/26	(0.15)%	1D OBFR01	Monthly	301,481
Entain PLC	Citibank N.A.	(2,452,344)	02/26/26	0.00%	1D OBFR01	Monthly	224,036
Entegris, Inc.	Citibank N.A.	(200,062)	02/24/28	0.00%	1D OBFR01	Monthly	760
Entegris, Inc.	JPMorgan Chase Bank N.A.	(972,040)	02/10/26	(0.15)%	1D OBFR01	Monthly	(177,372)
Holmen AB	Citibank N.A.	(1,087,965)	02/26/26	0.00%	1D OBFR01	Monthly	27,723
Holmen AB	JPMorgan Chase Bank N.A.	(252,745)	02/10/26	(0.26)%	1D OBFR01	Monthly	2,658
Horizon Robotics	Citibank N.A.	(4,226,786)	02/25/26	(2.00)%	1D OBFR01	Monthly	333,623
Horizon Robotics	JPMorgan Chase Bank N.A.	(519,034)	02/10/26	0.00%	1D OBFR01	Monthly	24,434
Hyatt Hotels Corp., Class A	Citibank N.A.	(8,681,464)	02/24/28	(0.15)%	1D OBFR01	Monthly	475,948
Hyatt Hotels Corp., Class A	JPMorgan Chase Bank N.A.	(2,364,291)	02/10/26	(0.15)%	1D OBFR01	Monthly	125,542
IMCD NV	Citibank N.A.	(2,745,753)	02/26/26	0.00%	1D OBFR01	Monthly	(79,545)
IMCD NV	JPMorgan Chase Bank N.A.	(1,497,489)	02/10/26	(0.26)%	1D OBFR01	Monthly	(57,050)
Imperial Oil Ltd.	Citibank N.A.	(4,635,414)	02/24/28	0.00%	1D OBFR01	Monthly	(25,185)
Inpost SA	Citibank N.A.	(2,736,369)	02/26/26	(0.11)%	1D OBFR01	Monthly	23,452
Inpost SA	JPMorgan Chase Bank N.A.	(2,428,642)	02/10/26	(0.26)%	1D OBFR01	Monthly	84,781
Intercontinental Exchange, Inc.	Citibank N.A.	(3,868,317)	02/24/28	0.00%	1D OBFR01	Monthly	(32,870)
International Paper Co.	Citibank N.A.	(4,426,547)	02/24/28	0.00%	1D OBFR01	Monthly	160,811
International Paper Co.	JPMorgan Chase Bank N.A.	(4,271,120)	02/10/26	(0.15)%	1D OBFR01	Monthly	178,640
IonQ, Inc.	Citibank N.A.	(1,421,247)	02/24/28	0.00%	1D OBFR01	Monthly	269,383
IonQ, Inc.	JPMorgan Chase Bank N.A.	(681,669)	02/10/26	(0.51)%	1D OBFR01	Monthly	127,786
Iron Mountain, Inc.	Citibank N.A.	(1,685,074)	02/24/28	0.00%	1D OBFR01	Monthly	23,233
Iron Mountain, Inc.	JPMorgan Chase Bank N.A.	(380,192)	02/10/26	(0.15)%	1D OBFR01	Monthly	(4,543)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
J&T Global Express Ltd.	Citibank N.A.	$ (265,821)	02/25/26	(2.00)%	1D OBFR01	Monthly	$ 23,161
J&T Global Express Ltd.	JPMorgan Chase Bank N.A.	(255,680)	02/10/26	(1.50)%	1D OBFR01	Monthly	36,973
JD Sports Fashion PLC	Citibank N.A.	(2,878,290)	02/26/26	0.00%	1D OBFR01	Monthly	51,169
JD Sports Fashion PLC	JPMorgan Chase Bank N.A.	(373,691)	02/10/26	(0.46)%	1D OBFR01	Monthly	3,736
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(2,752,545)	02/26/26	0.00%	1D OBFR01	Monthly	72,960
Kering SA	Citibank N.A.	(4,627,955)	02/26/26	0.00%	1D OBFR01	Monthly	231,246
Kingdee International Software Group Co., Ltd.	Citibank N.A.	(3,485,873)	02/25/26	0.00%	1D OBFR01	Monthly	393,858
KKR & Co., Inc.	Citibank N.A.	(7,244,448)	02/24/28	0.00%	1D OBFR01	Monthly	540,928
KKR & Co., Inc.	JPMorgan Chase Bank N.A.	(4,053,007)	02/10/26	(0.15)%	1D OBFR01	Monthly	436,678
Leidos Holdings, Inc.	Citibank N.A.	(2,351,458)	02/24/28	0.00%	1D OBFR01	Monthly	(7,691)
Lennar Corp.	Citibank N.A.	(2,760,955)	02/24/28	0.00%	1D OBFR01	Monthly	129,010
Lennar Corp.	JPMorgan Chase Bank N.A.	(431,641)	02/10/26	(0.15)%	1D OBFR01	Monthly	42,683
Li Auto, Inc.	Citibank N.A.	(2,372,295)	02/25/26	0.00%	1D OBFR01	Monthly	13,961
Lynas Rare Earths Ltd.	Citibank N.A.	(4,296,764)	02/25/26	0.00%	1D OBFR01	Monthly	501,373
Lynas Rare Earths Ltd.	JPMorgan Chase Bank N.A.	(416,738)	02/10/26	(0.25)%	1D OBFR01	Monthly	(21,149)
M3, Inc.	Citibank N.A.	(3,101,523)	02/26/26	0.00%	1D OBFR01	Monthly	17,999
M3, Inc.	JPMorgan Chase Bank N.A.	(1,060,551)	02/10/26	(0.25)%	1D OBFR01	Monthly	105,510
Meitu, Inc.	Citibank N.A.	(995,106)	02/25/26	0.00%	1D OBFR01	Monthly	70,527
Meitu, Inc.	JPMorgan Chase Bank N.A.	(6,361)	02/10/26	(0.79)%	1D OBFR01	Monthly	(60)
Mitsui OSK Lines Ltd.	Citibank N.A.	(1,642,735)	02/26/26	0.00%	1D OBFR01	Monthly	(68,699)
Mitsui OSK Lines Ltd.	JPMorgan Chase Bank N.A.	(1,710,284)	02/10/26	(0.25)%	1D OBFR01	Monthly	(88,915)
MMG, Ltd.	Citibank N.A.	(1,438,484)	02/25/26	0.00%	1D OBFR01	Monthly	(104,799)
Natera, Inc.	Citibank N.A.	(1,527,175)	02/24/28	0.00%	1D OBFR01	Monthly	73,998
Natera, Inc.	JPMorgan Chase Bank N.A.	(85,762)	02/10/26	(0.15)%	1D OBFR01	Monthly	3,014
Nebius Group NV, Class A	Citibank N.A.	(3,150,554)	02/24/28	(0.48)%	1D OBFR01	Monthly	382,816
Neste OYJ	JPMorgan Chase Bank N.A.	(1,141,443)	02/10/26	(0.26)%	1D OBFR01	Monthly	(51,020)
Nibe Industrier AB	Citibank N.A.	(6,639,539)	02/26/26	0.00%	1D OBFR01	Monthly	277,826
Nibe Industrier AB	JPMorgan Chase Bank N.A.	(1,616,866)	02/10/26	(0.26)%	1D OBFR01	Monthly	67,857
NIKE, Inc.	Citibank N.A.	(3,849,375)	02/24/28	0.00%	1D OBFR01	Monthly	214,638
NIKE, Inc.	JPMorgan Chase Bank N.A.	(387,108)	02/10/26	(0.15)%	1D OBFR01	Monthly	21,378
Nissan Motor Co. Ltd.	Citibank N.A.	(712,872)	02/26/26	(0.50)%	1D OBFR01	Monthly	38,210
Northern Star Resources Ltd.	Citibank N.A.	(192,329)	02/25/26	0.00%	1D OBFR01	Monthly	(6,174)
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.	(2,170,355)	02/10/26	(0.25)%	1D OBFR01	Monthly	(240,468)
Nutanix, Inc.	Citibank N.A.	(4,524,877)	02/24/28	0.00%	1D OBFR01	Monthly	367,460
Nutanix, Inc.	JPMorgan Chase Bank N.A.	(728,791)	02/10/26	(0.15)%	1D OBFR01	Monthly	99,000
Oklo, Inc., Class A	Citibank N.A.	(588,226)	02/24/28	(0.34)%	1D OBFR01	Monthly	73,164
Oklo, Inc., Class A	JPMorgan Chase Bank N.A.	(347,591)	02/10/26	(0.15)%	1D OBFR01	Monthly	53,077
Okta, Inc.	Citibank N.A.	(1,320,796)	02/24/28	0.00%	1D OBFR01	Monthly	95,244
Open Text Corp.	Citibank N.A.	(2,749,709)	02/24/28	0.00%	1D OBFR01	Monthly	277,344
Open Text Corp.	JPMorgan Chase Bank N.A.	(226,028)	02/10/26	(0.25)%	1D OBFR01	Monthly	26,566
Orsted A/S	JPMorgan Chase Bank N.A.	(955,456)	02/10/26	(0.28)%	1D OBFR01	Monthly	(105,915)
Pan American Silver Corp.	Citibank N.A.	(2,026,510)	02/24/28	0.00%	1D OBFR01	Monthly	338,171
Panasonic Holdings Corp.	Citibank N.A.	(1,447,926)	02/26/26	0.00%	1D OBFR01	Monthly	12,416
Phillips 66	Citibank N.A.	(3,270,777)	02/24/28	0.00%	1D OBFR01	Monthly	(37,563)
Phillips 66	JPMorgan Chase Bank N.A.	(116,207)	02/10/26	(0.15)%	1D OBFR01	Monthly	(1,368)
Pure Storage, Inc.	Citibank N.A.	(3,701,126)	02/24/28	0.00%	1D OBFR01	Monthly	109,177
Pure Storage, Inc.	JPMorgan Chase Bank N.A.	(4,637,008)	02/10/26	(0.15)%	1D OBFR01	Monthly	(262,015)
Quanta Services, Inc.	Citibank N.A.	(3,636,326)	02/24/28	0.00%	1D OBFR01	Monthly	(45,378)
Quanta Services, Inc.	JPMorgan Chase Bank N.A.	(797,418)	02/10/26	(0.15)%	1D OBFR01	Monthly	(118,618)
Rakuten Group, Inc.	Citibank N.A.	(1,158,873)	02/26/26	0.00%	1D OBFR01	Monthly	(5,494)
Roche Holding AG	Citibank N.A.	(3,839,943)	02/26/26	0.00%	1D OBFR01	Monthly	(129,478)
Roche Holding AG	JPMorgan Chase Bank N.A.	(207,742)	02/10/26	0.00%	1D OBFR01	Monthly	(3,257)
ROCKWOOL A/S	Citibank N.A.	(865,817)	02/26/26	0.00%	1D OBFR01	Monthly	(6,327)
ROCKWOOL A/S	JPMorgan Chase Bank N.A.	(185,772)	02/10/26	(0.20)%	1D OBFR01	Monthly	5,035
Salmar ASA	Citibank N.A.	(1,579,547)	02/26/26	(0.50)%	1D OBFR01	Monthly	(99,149)
Salmar ASA	JPMorgan Chase Bank N.A.	(95,389)	02/10/26	(0.26)%	1D OBFR01	Monthly	(3,438)
Sasol Ltd.	Citibank N.A.	(148,519)	02/26/26	0.00%	1D OBFR01	Monthly	332
Sasol Ltd.	JPMorgan Chase Bank N.A.	(2,812,611)	02/10/26	(0.40)%	1D OBFR01	Monthly	(392,071)
SBA Communications Corp., Class A	Citibank N.A.	(1,488,620)	02/24/28	0.00%	1D OBFR01	Monthly	9,480
SBA Communications Corp., Class A	JPMorgan Chase Bank N.A.	(336,864)	02/10/26	(0.15)%	1D OBFR01	Monthly	13,935
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
SBI Holdings, Inc.	Citibank N.A.	$ (2,504,670)	02/26/26	0.00%	1D OBFR01	Monthly	$ (34,884)
SBI Holdings, Inc.	JPMorgan Chase Bank N.A.	(26,429)	02/10/26	(0.18)%	1D OBFR01	Monthly	(708)
Sembcorp Industries Ltd.	Citibank N.A.	(613,786)	02/25/26	(0.19)%	1D OBFR01	Monthly	(11,693)
SGH Ltd.	JPMorgan Chase Bank N.A.	(5,541,702)	02/10/26	(0.25)%	1D OBFR01	Monthly	45,297
Shiseido Co. Ltd.	Citibank N.A.	(2,873,846)	02/26/26	0.00%	1D OBFR01	Monthly	9,578
Shiseido Co. Ltd.	JPMorgan Chase Bank N.A.	(581,494)	02/10/26	(0.19)%	1D OBFR01	Monthly	(53,872)
Shopify, Inc., Class A	Citibank N.A.	(1,267,394)	02/24/28	0.00%	1D OBFR01	Monthly	57,322
Smurfit WestRock PLC	Citibank N.A.	(3,137,828)	02/24/28	0.00%	1D OBFR01	Monthly	12,664
Smurfit WestRock PLC	JPMorgan Chase Bank N.A.	(414,463)	02/10/26	(0.15)%	1D OBFR01	Monthly	7,529
SoftBank Group Corp.	Citibank N.A.	(2,968,407)	02/26/26	0.00%	1D OBFR01	Monthly	(21,752)
SoftBank Group Corp.	JPMorgan Chase Bank N.A.	(1,444,899)	02/10/26	(0.15)%	1D OBFR01	Monthly	(26,969)
Super Micro Computer, Inc.	Citibank N.A.	(5,270,035)	02/24/28	0.00%	1D OBFR01	Monthly	460,335
Texas Pacific Land Corp.	Citibank N.A.	(803,593)	02/24/28	0.00%	1D OBFR01	Monthly	(5,996)
Tokyo Metro Co., Ltd.	Citibank N.A.	(3,871,292)	02/26/26	(3.00)%	1D OBFR01	Monthly	(29,317)
TOPPAN Holdings, Inc.	Citibank N.A.	(3,373,101)	02/26/26	0.00%	1D OBFR01	Monthly	(30,949)
Tourmaline Oil Corp.	Citibank N.A.	(3,668,251)	02/24/28	(0.12)%	1D OBFR01	Monthly	(224,699)
Tourmaline Oil Corp.	JPMorgan Chase Bank N.A.	(1,027,253)	02/10/26	(0.25)%	1D OBFR01	Monthly	(123,831)
Trade Desk, Inc., Class A	Citibank N.A.	(1,369,728)	02/24/28	0.00%	1D OBFR01	Monthly	70,512
TransUnion	Citibank N.A.	(1,987,557)	02/24/28	0.00%	1D OBFR01	Monthly	157,059
TransUnion	JPMorgan Chase Bank N.A.	(1,019,121)	02/10/26	(0.15)%	1D OBFR01	Monthly	42,829
Watsco, Inc.	Citibank N.A.	(1,303,508)	02/24/28	0.00%	1D OBFR01	Monthly	5,809
Watsco, Inc.	JPMorgan Chase Bank N.A.	(1,689,800)	02/10/26	(0.15)%	1D OBFR01	Monthly	(120,332)
Western Digital Corp.	Citibank N.A.	(4,419,363)	02/24/28	0.00%	1D OBFR01	Monthly	(126,065)
Western Digital Corp.	JPMorgan Chase Bank N.A.	(173,207)	02/10/26	(0.05)%	1D OBFR01	Monthly	19,065
Xinyi Solar Holdings Ltd.	Citibank N.A.	(1,841,667)	02/25/26	(1.25)%	1D OBFR01	Monthly	(80,079)
XPeng, Inc.	Citibank N.A.	(3,937,500)	02/25/26	0.00%	1D OBFR01	Monthly	345,862
XPeng, Inc.	JPMorgan Chase Bank N.A.	(1,434,757)	02/10/26	(0.30)%	1D OBFR01	Monthly	116,022
Zijin Mining Group Co., Ltd.	Citibank N.A.	(1,497,148)	02/25/26	0.00%	1D OBFR01	Monthly	(25,346)
Total short positions of equity swaps							7,244,206
Total long and short positions of equity swaps							7,075,441
Net dividends and financing fees							792,464
Total equity swap contracts including dividends and financing fees							$ 7,867,905

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 1,374,111	$ —	$ 1,374,111
Belgium	—	501,883	—	501,883
Brazil	10,027,945	—	—	10,027,945
Canada	5,932,807	—	—	5,932,807
China	4,179,266	101,692,501	—	105,871,767
Denmark	940,124	—	—	940,124
Finland	—	1,808,551	—	1,808,551
France	—	18,449,364	—	18,449,364
Germany	—	7,994,516	—	7,994,516
Hong Kong	—	10,308,073	—	10,308,073
Ireland	980,480	—	—	980,480
Israel	5,599,208	—	—	5,599,208
Italy	—	1,051,553	—	1,051,553
Japan	—	152,112,839	—	152,112,839
Mexico	4,648,339	—	—	4,648,339
Netherlands	751,407	—	—	751,407
Peru	1,644	—	—	1,644
Saudi Arabia	4,479,679	12,399,371	—	16,879,050
Singapore	—	2,342,711	—	2,342,711
South Africa	250,114	—	—	250,114
South Korea	3,575,176	3,686,207	—	7,261,383
Sweden	—	1,037,165	—	1,037,165
Switzerland	—	1,039,021	—	1,039,021
Taiwan	—	40,968,697	—	40,968,697
United Kingdom	—	4,568,228	—	4,568,228
United States	1,035,627,977	2,675,667	—	1,038,303,644
Investment Companies	48,251,120	—	—	48,251,120
Short-Term Securities
Money Market Funds	12,361,719	—	—	12,361,719
	$ 1,137,607,005	$ 364,010,458	$ —	$ 1,501,617,463
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 66,182	$ 16,409,791	$ —	$ 16,475,973
Foreign Currency Exchange Contracts	—	2,148,902	—	2,148,902
Liabilities
Equity Contracts	—	(8,541,886)	—	(8,541,886)
Foreign Currency Exchange Contracts	—	(4,187,880)	—	(4,187,880)
	$ 66,182	$ 5,828,927	$ —	$ 5,895,109

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
Currency Abbreviation (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Disciplined Volatility Equity Active ETF

Currency Abbreviation (continued)
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CD	Certificate of Deposit
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAB	Special Assessment Bonds